ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Accounts Payable And Accrued Liabilities
Accrued CRO	$ 1,137	$ 58
Accrued bonuses and other payroll-related expenses	525	465
Accounts payable	482	274
Accrued legal fees	194	357
Accrued accounting and auditing fees	189	133
Accrued other professional fees	157	229
Accrued clinical and R&D services	109	264
Other	43	34
Accrued rent and administration		51
Total accounts payable and accrued liabilities	$ 2,836	$ 1,865